Restructuring Charges	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Restructuring and Related Activities [Abstract]
Restructuring Charges
NOTE 9: RESTRUCTURING CHARGES
Restructuring charges generally include significant actions impacting the way we manage our business. Employee severance and benefit charges are largely based upon substantive severance plans, while some charges result from mandated requirements in certain foreign jurisdictions. These charges include items such as employee severance, ongoing benefits, and excess payroll costs directly attributable to the restructuring plan.
In connection with the agreement to sell certain assets of our Enterprise Business, a portion of our Restructuring charges were classified to discontinued operations for all periods presented. Restructuring charges are as follows:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
Employee severance and benefits	$—	$—	$1	$8

Restructuring charges attributable to continuing operations	—	—	1	8

Employee severance and benefits	—	2	8	24
Facility restructuring	—	—	—	1

Restructuring charges attributable to discontinued operations	—	2	8	25

Total restructuring charges	$—	$2	$9	$33

In January 2020, we commenced the 2020 transformation initiative, in which we realigned our staffing across various departments. As part of the initiative, we incurred employee severance and benefits costs of $1 million recorded in restructuring charges in the condensed consolidated statement of operations for the six months ended June 27, 2020, respectively.
In December 2020, we initiated a workforce reduction and other restructuring activities designed to continue to improve operating margins in connection with the reorientation of our Enterprise Business and realignment of staffing in other departments, which was announced in February 2021 following the notification of affected employees. These activities were substantially completed in the second quarter of fiscal year 2021. As part of the initiative, in December 2020 we recognized $16 million in connection with the workforce reduction and other restructuring activities. During the three and six months ended June 26, 2021, we recognized $2 million and $33 million in restructuring charges, respectively. These charges consist primarily of one-time
termination benefits to the impacted employees, including severance payments and healthcare and other accrued benefits. We may also incur other charges or cash expenditures not currently contemplated due to events that may occur as a result of, or associated with, the workforce reduction.
The balance of our restructuring activities are as follows:

(in millions)	Total
Employee severance and benefits
As of December 26, 2020	$16
Additional accruals	32
Cash payments	(41)

As of June 26, 2021	$7

NOTE 9: RESTRUCTURING CHARGES
Restructuring charges generally include significant actions impacting the way we manage our business. Employee severance and benefit charges are largely based upon substantive severance plans, while some charges result from mandated requirements in certain foreign jurisdictions. These charges include items such as employee severance, ongoing benefits, and excess payroll costs directly attributable to the restructuring plan.
Restructuring charges attributable to continuing operations are as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Employee severance and benefits	$11	$5	$2
Facility Restructuring	1	1	—
Transition Charges	7	—	—

Total	$19	$6	$2

In connection with the agreement to sell certain assets of our Enterprise Business, a portion of our Restructuring charges were classified to discontinued operations for all periods presented. Our Restructuring charges attributable to discontinued operations are as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Employee severance and benefits	$16	$15	$23
Facility Restructuring	1	1	—

Total	$17	$16	$23

In January 2018, we announced the second phase of the McAfee Acceleration Program to further our alignment toward core business. During the fiscal year ended December 29, 2018, we incurred additional employee severance and benefits and facility restructuring costs of $27 million and $2 million, respectively.
In January 2019, we announced the “Transformation 2019” initiative, in which we realigned our staffing across various departments. As part of the initiative, we incurred employee severance and benefits costs and facility restructuring of $20 million and $2 million, respectively.
In January 2020, we commenced the 2020 transformation initiative, in which we are realigning our staffing across various departments. As part of the initiative, we have incurred employee severance and benefits costs of $9 million recorded in restructuring charges in the consolidated statement of operations.
In December 2020, we initiated a workforce reduction and other restructuring activities designed to continue to improve operating margins in connection with the reorientation of our Enterprise business and realignment of staffing in other departments, which was announced in February 2021 following the notification of affected employees. We expect to complete these activities in the first half of fiscal year 2021. As part of the initiative, in December 2020 we recognized $16 million in connection with the workforce reduction and other restructuring activities, consisting primarily of one-time
termination benefits to the impacted employees, including severance payments and healthcare and other accrued benefits recorded in Restructuring and transition charges in the consolidated statement of operations. We expect to recognize additional severance and other restructuring expense ranging between $30 million and $35 million in the first half of fiscal year 2021 in connection with this action. We expect substantially all of the costs associated with these activities to result in cash expenditures. We may also incur other charges or cash expenditures not currently contemplated due to events that may a occur as a result of, or associated with, the workforce reduction.
The balance of our restructuring activities are as follows:

(in millions)	Total
Employee severance and benefits
As of December 30, 2017	$4
Additional accruals	27
Cash payments	(30)

As of December 29, 2018	1
Additional accruals	20
Cash payments	(19)

As of December 28, 2019	2
Additional accruals	25
Cash payments	(11)

As of December 26, 2020	$16

Facility Restructuring
As of December 30, 2017	$7
Additional accruals	2
Cash payments	(5)

As of December 29, 2018	4
Adjustment (1)	(4)

As of December 28, 2019	—
Additional accruals	—
Cash payments	—

As of December 26, 2020	$—

(1)	Represents a reclassification to reduce ROU assets as part of the transition to ASC Topic 842.